Income Tax - Summary of Deferred Tax Asset (Liability) Arising from Temporary Difference (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Allowance for loan losses	$ 732,689	$ 840,354
Deferred loan fees	45,189	41,582
Accrued interest on nonperforming loans	202,119	543,238
Deferred compensation	59,119	65,793
Depreciation	(223,962)	(336,439)
Amortization	30,511	44,593
Goodwill	(260,867)	(223,600)
AMT	1,005,207	505,207
Deferred state income tax	(32,164)	(53,653)
Total deferred tax asset - federal	1,557,841	1,427,075
Total deferred tax asset - state	94,599	157,805
Deferred Tax Assets, Total	1,652,440	1,584,880
Deferred tax assets (liabilities) arising from market adjustments of securities available for sale:
Federal	1,400,227	(1,612,147)
State	239,690	(275,967)
Net deferred tax asset (liability)	$ 3,292,357	$ (303,234)